Long-Term Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Long-Term Debt

NOTE 14	Long-Term Debt
Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate(a)	Maturity Date	2023	2022
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	3.600%	2024	$1,000	$1,000
	Fixed	7.500%	2026	199	199
	Fixed	3.100%	2026	1,000	1,000
	Fixed	3.000%	2029	1,000	1,000
	Fixed	4.967%	2033	1,300	1,300
	Fixed	2.491%	2036	1,300	1,300
Medium-term notes	Fixed	.850% - 6.787%	2024 - 2034	26,618	18,468
Other(b)				1,915	2,716
Subtotal				34,332	26,983
Subsidiaries
Federal Home Loan Bank advances	Fixed	1.860% - 8.250%	2025 - 2026	9,051	2,051
	Floating	6.080% - 6.100%	2025 - 2026	3,000	3,000
Bank notes	Fixed	2.050% - 5.550%	2025 - 2032	2,289	4,800
	Floating	—% - 5.398%	2046 - 2062	1,324	1,352
Other(c)				1,484	1,643
Subtotal				17,148	12,846
Total				$51,480	$39,829
(a)Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 3.89 percent, 4.94 percent and 3.27 percent, respectively.
(b)Includes $2.1 billion and $2.9 billion at December 31, 2023 and 2022, respectively, of discounted noninterest-bearing additional cash received by the Company upon close of the MUB acquisition to be delivered to MUFG on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, as well as debt issuance fees and unrealized gains and losses and deferred amounts relating to derivative instruments.
(c)Includes consolidated community development and tax-advantaged investment VIEs, finance lease obligations, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $215.8 billion and $114.8 billion at December 31, 2023 and 2022, respectively.
Maturities of long-term debt outstanding at December 31, 2023, were:

(Dollars in Millions)	Parent Company	Consolidated
2024	$5,475	$6,663
2025	2,030	6,559
2026	3,906	13,381
2027	4,763	4,796
2028	3,824	3,835
Thereafter	14,334	16,246
Total	$34,332	$51,480